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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 27 2009
DIVISION OF TRADING & MARKETS

10045233

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Open-end Management Investment Company

4. Name of Underlying Instrument:

1-5 Year Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

STPZ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Over-the-counter

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M Kissane

August 26, 2009

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 27 2009

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 27 2009
DIVISION OF TRADING & MARKETS

Via Overnight Mail

August 26, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – Citigroup / PIMCO / ProShares

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Citigroup Funding Equity Linked Security linked to the Common Stock of General Electric Company (Ticker Symbol ESM)
- Citigroup 3% Minimum Coupon Principal Protected Notes linked to the Russell 2000 Index (Ticker Symbol MJC)
- PIMCO 1-5 Year Exchanged Traded Fund linked to the MerrillLynch 1-5 Year U.S. Inflation-linked Treasury Index (Ticker Symbol STPZ)
- ProShares Short 20+ Year Treasury Exchange traded Fund linked to the Barclays Capital 20+ Year U.S. Treasury Bond Index (Ticker Symbol TBF)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	AUG 27 2009